Annual Operating Expenses {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund PRO-10 - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.81%